Derivative liability (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Derivative Liability [Abstract]
Balance, beginning	$ 4,752,875	$ 3,655,690	$ 3,655,690
Warrants issued	0		8,935,289
Warrants exercised	(607,133)		(131,053)
Changes in fair value of derivative liabilities	14,066,610	$ (1,166,027)	(7,707,051)
Balance, ending	$ 18,212,352		$ 4,752,875